Advances to suppliers, net	12 Months Ended
Sep. 30, 2021
Advances to suppliers, net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	September 30,	September 30,
	2021	2020

Advances for raw materials purchase	$10,949,095	$1,664,158
Less: allowance for doubtful accounts	(148,617)	(102,884)
Advances to suppliers, net	$10,800,478	$1,561,274

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2021	2020

Balance at beginning of year	$102,884	$44,526
Addition to allowance for doubtful accounts	90,278	94,065
Recovery in allowance for doubtful accounts	(50,013)	(37,900)
Translation adjustments	5,468	2,193
Balance at end of year	$148,617	$102,884